SHARE-BASED PAYMENTS - Stock-based Compensation - Stock options granted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total grant-date fair value of the options granted					$ 4,696,605	$ 46,253
Option outstanding	38,951		38,951		38,951	11,631	10,842
Option outstanding exercise price (in dollars per share)	$ 362.11		$ 362.11		$ 362.11	$ 234	$ 2.50
Option exercisable	34,073		34,073		31,646	8,810
Stock-based compensation expense	$ 110,092	$ 134,113	$ 368,944	$ 4,155,641
Unrecognized compensation cost related to non-vested stock option	$ 688,092		$ 688,092		$ 1,057,036
Share-based arrangement, non-vested weighted average period			1 year 6 months 21 days		2 years 3 months 10 days
Sales and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense			$ 43,196	$ 5,375,550	$ 551,948	$ 0
General and Administrative Expense.
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense					$ 3,325,897	$ 144,775